Summary of Significant Accounting Policies - Revenue recognition - Contract assets and liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Summary of Significant Accounting Policies
Revenue recognized from beginning balance of contract liabilities	$ 412,961	$ 645,727
Contract liabilities expected to be recognized	456,108
Contract Assets
Accounts receivables, unbilled	228,393	142,603
Contract Liabilities
Advances from customers	162,586	204,826
Other current liabilities	293,522	212,452
Other non-current liabilities	18,627	41,337
Contract liability	474,735	458,615
Non-current advances from customers	$ 18,627	$ 41,337